Statement of Changes in Net Assets Available for Benefits - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income
Interest income	$ 7,302
Dividend income	1,104,426
Net appreciation in fair value of investments	8,575,340
Total investment income	9,687,068
Contributions
Participant	234,334
Employer	290,905
Total contributions	525,239
Total additions	10,212,307
Deductions from net assets attributed to
Benefits paid to participants	5,148,167
Administrative expenses and investment management fees	4,258
Total deductions	5,152,425
Net increase in net assets	5,059,882
Beginning of year	57,084,818
End of year	$ 62,144,700